Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2026, the Fund owned approximately 22% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 99.9%
Communication Services 10.3%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	225,526	6,537,998
Comcast Corp. "A"	115,576	3,318,187
Verizon Communications, Inc.	135,854	6,819,871
		16,676,056
Entertainment 1.4%
Electronic Arts, Inc.	7,255	1,479,077
Live Nation Entertainment, Inc.*	5,115	780,088
Netflix, Inc.*	136,019	13,078,227
Take-Two Interactive Software, Inc.*	5,606	1,107,185
TKO Group Holdings, Inc.	2,155	434,556
Walt Disney Co.	57,056	5,499,057
Warner Bros Discovery, Inc.*	79,924	2,194,713
		24,572,903
Interactive Media & Services 7.6%
Alphabet, Inc. "A"	187,551	53,932,166
Alphabet, Inc. "C"	150,680	43,224,065
Meta Platforms, Inc. "A"	70,463	40,313,996
		137,470,227
Media 0.2%
Charter Communications, Inc. "A"*	2,773	598,635
EchoStar Corp. "A"*	4,336	507,616
Fox Corp. "A"	6,471	377,906
Fox Corp. "B"	4,544	241,286
News Corp. "A"	11,786	293,825
News Corp. "B"	3,986	113,641
Omnicom Group, Inc.	10,128	762,740
Paramount Skydance Corp. "B" (a)	9,977	89,993
Trade Desk, Inc. "A"*	14,354	325,692
		3,311,334
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	15,263	3,205,688
Consumer Discretionary 9.8%
Automobile Components 0.0%
Aptiv PLC*	6,852	475,803
Automobiles 2.1%
Ford Motor Co.	126,253	1,456,960
General Motors Co.	29,123	2,169,663
Tesla, Inc.*	90,605	33,682,409
		37,309,032

Broadline Retail 3.7%
Amazon.com, Inc.*	314,711	65,544,860
eBay, Inc.	14,540	1,323,431
		66,868,291
Distributors 0.0%
Genuine Parts Co.	4,481	473,866
Pool Corp.	1,054	213,256
		687,122
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc. "A"*	13,644	1,722,964
Booking Holdings, Inc.	1,039	4,374,522
Carnival Corp.	37,042	958,647
Chipotle Mexican Grill, Inc.*	41,946	1,342,691
Darden Restaurants, Inc.	3,686	722,603
Domino's Pizza, Inc.	1,006	360,943
DoorDash, Inc. "A"*	12,031	1,806,455
Expedia Group, Inc.	3,768	869,994
Hilton Worldwide Holdings, Inc.	7,391	2,247,455
Las Vegas Sands Corp.	9,736	524,576
Marriott International, Inc. "A"	7,087	2,317,945
McDonald's Corp.	22,945	7,131,077
MGM Resorts International*	6,167	228,241
Norwegian Cruise Line Holdings Ltd.*	14,652	273,992
Royal Caribbean Cruises Ltd.	8,105	2,230,334
Starbucks Corp.	36,699	3,287,863
Wynn Resorts Ltd.	2,735	277,739
Yum! Brands, Inc.	8,968	1,394,345
		32,072,386
Household Durables 0.2%
D.R. Horton, Inc.	8,666	1,189,148
Garmin Ltd.	5,250	1,218,052
Lennar Corp. "A"	6,939	602,583
NVR, Inc.*	90	593,085
PulteGroup, Inc.	6,237	733,534
		4,336,402
Leisure Products 0.0%
Hasbro, Inc.	4,293	401,825
Specialty Retail 1.7%
AutoZone, Inc.*	534	1,803,735
Best Buy Co., Inc.	6,347	407,477
Carvana Co.*	4,555	1,432,001
Home Depot, Inc.	32,072	10,548,160
Lowe's Companies, Inc.	18,072	4,270,052
O'Reilly Automotive, Inc.*	27,121	2,503,539
Ross Stores, Inc.	10,417	2,256,635
TJX Companies, Inc.	35,770	5,712,469
Tractor Supply Co.	17,010	770,553
Ulta Beauty, Inc.*	1,428	746,430
Williams-Sonoma, Inc.	3,843	700,694
		31,151,745
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	4,571	457,511
Lululemon Athletica, Inc.*	3,437	526,205
NIKE, Inc. "B"	38,383	2,027,390

Ralph Lauren Corp.	1,243	427,580
Tapestry, Inc.	6,520	920,037
		4,358,723
Consumer Staples 5.2%
Beverages 1.1%
Brown-Forman Corp. "B" (a)	5,388	142,459
Coca-Cola Co.	124,784	9,489,823
Constellation Brands, Inc. "A"	4,526	678,900
Keurig Dr Pepper, Inc.	43,562	1,146,988
Molson Coors Beverage Co. "B"	5,463	235,237
Monster Beverage Corp.*	22,983	1,665,348
PepsiCo, Inc.	44,039	6,838,816
		20,197,571
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	14,300	14,248,949
Dollar General Corp.	7,090	841,796
Dollar Tree, Inc.*	5,956	652,241
Kroger Co.	18,760	1,357,474
Sysco Corp.	15,433	1,100,836
Target Corp.	14,583	1,767,459
Walmart, Inc.	141,232	17,552,313
		37,521,068
Food Products 0.4%
Archer-Daniels-Midland Co.	15,478	1,125,096
Bunge Global SA	4,360	554,592
Conagra Brands, Inc.	15,474	243,251
General Mills, Inc.	17,242	641,747
Hormel Foods Corp.	9,374	212,321
Kraft Heinz Co.	27,238	612,583
McCormick & Co., Inc.	8,168	411,994
Mondelez International, Inc. "A"	41,303	2,380,705
The Campbell's Co. (a)	6,276	139,767
The Hershey Co.	4,750	987,477
The J.M. Smucker Co.	3,484	335,997
Tyson Foods, Inc. "A"	9,140	585,600
		8,231,130
Household Products 0.8%
Church & Dwight Co., Inc.	7,622	711,285
Clorox Co.	3,893	403,432
Colgate-Palmolive Co.	25,984	2,214,616
Kimberly-Clark Corp.	10,692	1,031,457
Procter & Gamble Co.	74,882	10,815,956
		15,176,746
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	8,025	575,954
Kenvue, Inc.	61,464	1,059,639
		1,635,593
Tobacco 0.7%
Altria Group, Inc.	54,059	3,567,354
Philip Morris International, Inc.	50,157	8,292,958
		11,860,312

Energy 4.0%
Energy Equipment & Services 0.3%
Baker Hughes Co.	31,924	1,948,960
Halliburton Co.	26,935	1,050,196
SLB Ltd.	48,129	2,473,349
		5,472,505
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	11,518	488,824
Chevron Corp.	60,373	12,491,174
ConocoPhillips	39,459	5,208,588
Coterra Energy, Inc.	24,404	857,557
Devon Energy Corp.	19,942	1,003,481
Diamondback Energy, Inc.	6,253	1,236,781
EOG Resources, Inc.	17,506	2,530,842
EQT Corp.	20,051	1,276,046
Expand Energy Corp.	7,667	841,683
Exxon Mobil Corp.	134,619	22,839,460
Kinder Morgan, Inc.	63,014	2,112,859
Marathon Petroleum Corp.	9,500	2,319,710
Occidental Petroleum Corp.	23,221	1,509,365
ONEOK, Inc.	20,308	1,835,640
Phillips 66	13,007	2,369,615
Targa Resources Corp.	6,912	1,733,046
Texas Pacific Land Corp.	1,865	885,054
Valero Energy Corp.	9,850	2,433,738
Williams Companies, Inc.	39,325	2,862,074
		66,835,537
Financials 12.6%
Banks 3.5%
Bank of America Corp.	213,786	10,422,067
Citigroup, Inc.	56,295	6,384,416
Citizens Financial Group, Inc.	13,745	824,288
Fifth Third Bancorp.	28,975	1,346,178
Huntington Bancshares, Inc.	65,341	1,022,587
JPMorgan Chase & Co.	86,866	25,552,502
KeyCorp.	30,039	602,282
M&T Bank Corp.	4,886	1,010,034
PNC Financial Services Group, Inc.	13,012	2,707,667
Regions Financial Corp.	27,873	728,043
Truist Financial Corp.	40,644	1,868,405
U.S. Bancorp.	50,065	2,603,881
Wells Fargo & Co.	99,638	7,932,181
		63,004,531
Capital Markets 3.2%
Ameriprise Financial, Inc.	2,941	1,306,980
ARES Management Corp. "A"	6,636	723,988
Bank of New York Mellon Corp.	22,169	2,629,908
Blackrock, Inc.	4,648	4,470,028
Blackstone, Inc.	24,117	2,773,214
Cboe Global Markets, Inc.	3,371	947,487
Charles Schwab Corp.	53,809	5,056,970
CME Group, Inc.	11,618	3,431,376
Coinbase Global, Inc. "A"*	7,184	1,254,398
FactSet Research Systems, Inc.	1,221	264,945

Franklin Resources, Inc.	9,869	233,106
Interactive Brokers Group, Inc. "A"	14,344	962,052
Intercontinental Exchange, Inc.	18,297	2,877,752
Invesco Ltd.	14,276	346,764
KKR & Co., Inc.	22,098	2,044,065
Moody's Corp.	4,940	2,155,075
Morgan Stanley	38,757	6,378,240
MSCI, Inc.	2,367	1,275,837
Nasdaq, Inc.	14,465	1,227,934
Northern Trust Corp.	5,995	836,722
Raymond James Financial, Inc.	5,646	817,484
Robinhood Markets, Inc. "A"*	25,455	1,764,032
S&P Global, Inc.	9,858	4,193,002
State Street Corp.	8,979	1,136,382
T. Rowe Price Group, Inc.	7,101	640,084
The Goldman Sachs Group, Inc.	9,662	8,173,955
		57,921,780
Consumer Finance 0.6%
American Express Co.	17,254	5,218,990
Capital One Financial Corp.	20,137	3,673,593
Synchrony Financial	11,179	760,395
		9,652,978
Financial Services 3.6%
Apollo Global Management, Inc.	14,958	1,666,620
Berkshire Hathaway, Inc. "B"*	59,078	28,310,178
Block, Inc.*	17,556	1,056,520
Corpay, Inc.*	2,253	655,601
Fidelity National Information Services, Inc.	16,667	781,849
Fiserv, Inc.*	17,322	966,568
Global Payments, Inc.	7,732	520,364
Jack Henry & Associates, Inc.	2,359	372,816
Mastercard, Inc. "A"	26,237	13,109,579
PayPal Holdings, Inc.	29,644	1,340,798
Visa, Inc. "A"	54,158	16,368,714
		65,149,607
Insurance 1.7%
Aflac, Inc.	15,037	1,649,709
Allstate Corp.	8,372	1,735,850
American International Group, Inc.	17,346	1,305,286
Aon PLC "A"	6,909	2,230,087
Arch Capital Group Ltd.*	11,507	1,104,557
Arthur J. Gallagher & Co.	8,268	1,790,683
Assurant, Inc.	1,611	350,892
Brown & Brown, Inc.	9,418	614,148
Chubb Ltd.	11,719	3,819,574
Cincinnati Financial Corp.	5,061	796,348
Erie Indemnity Co. "A"	841	211,352
Everest Group Ltd.	1,308	427,520
Globe Life, Inc.	2,559	356,136
Hartford Insurance Group, Inc.	8,981	1,214,501
Loews Corp.	5,405	576,930
Marsh & McLennan Companies, Inc.	15,593	2,704,606
MetLife, Inc.	17,813	1,259,735
Principal Financial Group, Inc.	6,360	573,100
Progressive Corp.	18,878	3,742,375
Prudential Financial, Inc.	11,200	1,094,128
Travelers Companies, Inc.	6,964	2,031,259

W.R. Berkley Corp.	9,595	635,957
Willis Towers Watson PLC	3,062	890,123
		31,114,856
Health Care 9.5%
Biotechnology 1.8%
AbbVie, Inc.	56,938	12,383,446
Amgen, Inc.	17,345	6,102,838
Biogen, Inc.*	4,720	865,318
Gilead Sciences, Inc.	39,968	5,570,340
Incyte Corp.*	5,446	512,577
Moderna, Inc.*	11,197	568,808
Regeneron Pharmaceuticals, Inc.	3,246	2,507,989
Vertex Pharmaceuticals, Inc.*	8,182	3,653,590
		32,164,906
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	56,014	5,750,958
Align Technology, Inc.*	2,147	368,060
Baxter International, Inc.	16,709	280,711
Becton Dickinson & Co.	9,170	1,441,798
Boston Scientific Corp.*	47,766	2,997,317
Dexcom, Inc.*	12,389	778,029
Edwards Lifesciences Corp.*	18,679	1,495,814
GE HealthCare Technologies, Inc.	14,667	1,043,997
Hologic, Inc.*	7,200	544,248
IDEXX Laboratories, Inc.*	2,571	1,444,619
Insulet Corp.*	2,262	474,658
Intuitive Surgical, Inc.*	11,444	5,275,570
Medtronic PLC	41,345	3,582,544
ResMed, Inc.	4,715	1,058,423
Solventum Corp.*	4,721	308,281
STERIS PLC	3,182	703,636
Stryker Corp.	11,093	3,645,049
The Cooper Companies, Inc.*	6,267	448,091
Zimmer Biomet Holdings, Inc.	6,376	576,518
		32,218,321
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	7,580	1,601,730
Cencora, Inc.	6,266	1,968,401
Centene Corp.*	15,047	492,639
Cigna Group	8,488	2,264,174
CVS Health Corp.	40,984	2,943,471
DaVita, Inc.*	1,058	162,604
Elevance Health, Inc.	7,110	2,081,452
HCA Healthcare, Inc.	5,042	2,386,076
Henry Schein, Inc.*	3,213	236,798
Humana, Inc.	3,884	673,447
Labcorp Holdings, Inc.	2,669	712,116
McKesson Corp.	3,946	3,414,711
Quest Diagnostics, Inc.	3,541	693,965
UnitedHealth Group, Inc.	29,182	7,896,357
Universal Health Services, Inc. "B"	1,793	320,893
		27,848,834
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	9,102	1,037,446
Bio-Techne Corp.	5,141	268,669

Charles River Laboratories International, Inc.*	1,583	273,067
Danaher Corp.	20,293	3,847,553
IQVIA Holdings, Inc.*	5,462	931,489
Mettler-Toledo International, Inc.*	654	824,825
Revvity, Inc.	3,643	319,163
Thermo Fisher Scientific, Inc.	12,103	5,948,987
Waters Corp.*	3,157	940,155
West Pharmaceutical Services, Inc.	2,315	580,232
		14,971,586
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	65,670	3,982,886
Eli Lilly & Co.	25,529	23,480,808
Johnson & Johnson	77,637	18,977,588
Merck & Co., Inc.	79,957	9,618,028
Pfizer, Inc.	183,129	5,142,262
Viatris, Inc.	37,076	500,897
Zoetis, Inc.	13,595	1,607,065
		63,309,534
Industrials 9.0%
Aerospace & Defense 2.3%
Axon Enterprise, Inc.*	2,552	1,083,809
Boeing Co.*	25,284	5,032,275
GE Aerospace	33,787	9,587,737
General Dynamics Corp.	8,174	2,805,480
Howmet Aerospace, Inc.	12,914	2,976,160
Huntington Ingalls Industries, Inc.	1,275	484,373
L3Harris Technologies, Inc.	6,015	2,076,077
Lockheed Martin Corp.	6,523	3,942,436
Northrop Grumman Corp.	4,297	2,931,585
RTX Corp.	43,240	8,340,996
Textron, Inc.	5,642	494,014
TransDigm Group, Inc.	1,815	2,103,512
		41,858,454
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	3,846	638,705
Expeditors International of Washington, Inc.	4,316	618,181
FedEx Corp.	6,966	2,481,150
United Parcel Service, Inc. "B"	23,805	2,341,936
		6,079,972
Building Products 0.5%
A.O. Smith Corp.	3,637	239,824
Allegion PLC	2,758	400,710
Builders FirstSource, Inc.*	3,560	293,095
Carrier Global Corp.	25,308	1,425,093
Johnson Controls International PLC	19,716	2,581,810
Lennox International, Inc.	1,036	480,839
Masco Corp.	6,554	395,665
Trane Technologies PLC	7,130	2,971,356
		8,788,392
Commercial Services & Supplies 0.4%
Cintas Corp.	10,945	1,851,237
Copart, Inc.*	28,693	952,608
Republic Services, Inc.	6,500	1,423,630
Rollins, Inc.	9,445	504,457

Veralto Corp.	8,015	708,686
Waste Management, Inc.	11,955	2,747,140
		8,187,758
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	1,133	1,562,395
EMCOR Group, Inc.	1,438	1,061,690
Quanta Services, Inc.	4,803	2,636,943
		5,261,028
Electrical Equipment 1.2%
AMETEK, Inc.	7,426	1,591,838
Eaton Corp. PLC	12,512	4,475,167
Emerson Electric Co.	18,103	2,371,855
GE Vernova, Inc.	8,683	7,579,391
Generac Holdings, Inc.*	1,913	373,666
Hubbell, Inc.	1,711	839,656
Rockwell Automation, Inc.	3,619	1,298,787
Vertiv Holdings Co. "A"	12,323	3,087,897
		21,618,257
Ground Transportation 0.9%
CSX Corp.	59,899	2,458,854
J.B. Hunt Transport Services, Inc.	2,405	509,619
Norfolk Southern Corp.	7,233	2,075,871
Old Dominion Freight Line, Inc.	5,923	1,157,354
Uber Technologies, Inc.*	66,304	4,769,247
Union Pacific Corp.	19,117	4,638,167
		15,609,112
Industrial Conglomerates 0.4%
3M Co.	16,969	2,464,408
Honeywell International, Inc.	20,455	4,623,443
		7,087,851
Machinery 1.8%
Caterpillar, Inc.	14,989	10,619,107
Cummins, Inc.	4,451	2,394,727
Deere & Co.	8,124	4,576,249
Dover Corp.	4,342	905,090
Fortive Corp.	10,173	562,363
IDEX Corp.	2,392	453,404
Illinois Tool Works, Inc.	8,453	2,200,231
Ingersoll Rand, Inc.	11,462	918,335
Nordson Corp.	1,714	456,027
Otis Worldwide Corp.	12,488	962,575
PACCAR, Inc.	16,880	1,949,640
Parker-Hannifin Corp.	4,065	3,639,151
Pentair PLC	5,267	458,808
Snap-on, Inc.	1,671	606,941
Stanley Black & Decker, Inc.	4,979	353,808
Westinghouse Air Brake Technologies Corp.	5,490	1,372,006
Xylem, Inc.	7,846	937,597
		33,366,059
Passenger Airlines 0.2%
Delta Air Lines, Inc.	20,988	1,395,282
Southwest Airlines Co.	15,844	595,259
United Airlines Holdings, Inc.*	10,368	954,582
		2,945,123
Professional Services 0.4%
Automatic Data Processing, Inc.	12,966	2,634,432

Broadridge Financial Solutions, Inc.	3,759	610,762
Equifax, Inc.	3,877	698,131
Jacobs Solutions, Inc.	3,781	481,246
Leidos Holdings, Inc.	4,117	640,276
Paychex, Inc.	10,390	957,127
Verisk Analytics, Inc.	4,488	851,598
		6,873,572
Trading Companies & Distributors 0.3%
Fastenal Co.	36,984	1,716,058
United Rentals, Inc.	2,029	1,478,248
W.W. Grainger, Inc.	1,405	1,532,588
		4,726,894
Information Technology 32.9%
Communications Equipment 1.1%
Arista Networks, Inc.*	33,299	4,088,451
Ciena Corp.*	4,536	1,761,011
Cisco Systems, Inc.	127,340	9,880,311
F5, Inc.*	1,818	526,002
Lumentum Holdings, Inc.*	2,300	1,616,348
Motorola Solutions, Inc.	5,335	2,315,230
		20,187,353
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. "A"	39,600	5,003,460
CDW Corp.	4,214	509,978
Coherent Corp.*	6,039	1,438,550
Corning, Inc.	25,151	3,419,781
Jabil, Inc.	3,400	903,142
Keysight Technologies, Inc.*	5,537	1,563,483
TE Connectivity PLC	9,452	1,975,657
Teledyne Technologies, Inc.*	1,512	914,775
Zebra Technologies Corp. "A"*	1,583	330,974
		16,059,800
IT Services 0.8%
Accenture PLC "A"	19,821	3,930,306
Akamai Technologies, Inc.*	4,633	532,100
Cognizant Technology Solutions Corp. "A"	15,401	944,851
EPAM Systems, Inc.*	1,774	240,200
Gartner, Inc.*	2,267	358,957
GoDaddy, Inc. "A"*	4,375	361,681
International Business Machines Corp.	30,114	7,299,333
VeriSign, Inc.	2,656	659,644
		14,327,072
Semiconductors & Semiconductor Equipment 14.5%
Advanced Micro Devices, Inc.*	52,525	10,685,161
Analog Devices, Inc.	15,742	5,008,160
Applied Materials, Inc.	25,570	8,739,570
Broadcom, Inc.	152,746	47,276,415
First Solar, Inc.*	3,456	681,731
Intel Corp.*	151,264	6,675,280
KLA Corp.	4,223	6,217,987
Lam Research Corp.	40,229	8,595,328
Microchip Technology, Inc.	17,430	1,126,152
Micron Technology, Inc.	36,259	12,249,741
Monolithic Power Systems, Inc.	1,569	1,715,466
NVIDIA Corp.	782,855	136,529,912

NXP Semiconductors NV	8,086	1,591,810
ON Semiconductor Corp.*	12,689	785,703
Qnity Electronics, Inc.	6,746	778,354
QUALCOMM, Inc.	34,374	4,426,684
Skyworks Solutions, Inc.	4,919	263,412
Teradyne, Inc.	5,055	1,498,605
Texas Instruments, Inc.	29,239	5,676,459
		260,521,930
Software 8.2%
Adobe, Inc.*	13,220	3,213,518
AppLovin Corp. "A"*	8,730	3,474,540
Autodesk, Inc.*	6,826	1,634,144
Cadence Design Systems, Inc.*	8,768	2,436,364
Crowdstrike Holdings, Inc. "A"*	8,120	3,170,129
Datadog, Inc. "A"*	10,573	1,248,143
Fair Isaac Corp.*	764	815,601
Fortinet, Inc.*	20,360	1,663,819
Gen Digital, Inc.	17,740	334,044
Intuit, Inc.	8,964	3,875,854
Microsoft Corp.	239,227	88,554,659
Oracle Corp.	54,628	8,036,325
Palantir Technologies, Inc. "A"*	73,590	10,764,745
Palo Alto Networks, Inc.*	26,030	4,173,130
PTC, Inc.*	3,829	545,594
Roper Technologies, Inc.	3,432	1,214,448
Salesforce, Inc.	30,183	5,634,261
ServiceNow, Inc.*	33,688	3,522,080
Synopsys, Inc.*	6,163	2,443,506
Trimble, Inc.*	7,659	499,597
Tyler Technologies, Inc.*	1,394	477,278
Workday, Inc. "A"*	6,857	890,861
		148,622,640
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	472,968	120,034,549
Dell Technologies, Inc. "C"	9,571	1,570,888
Hewlett Packard Enterprise Co.	42,726	1,017,306
HP, Inc.	29,522	567,117
NetApp, Inc.	6,371	652,327
Sandisk Corp.*	4,755	3,021,042
Seagate Technology Holdings PLC	7,025	2,752,114
Super Micro Computer, Inc.*	16,362	372,563
Western Digital Corp.	10,921	2,954,021
		132,941,927
Materials 2.1%
Chemicals 1.2%
Air Products & Chemicals, Inc.	7,173	2,083,685
Albemarle Corp.	3,795	681,316
CF Industries Holdings, Inc.	5,023	652,186
Corteva, Inc.	21,661	1,813,242
Dow, Inc.	23,109	962,490
DuPont de Nemours, Inc.	13,174	603,369
Ecolab, Inc.	8,214	2,185,088
International Flavors & Fragrances, Inc.	8,178	593,314
Linde PLC	15,045	7,458,709
LyondellBasell Industries NV "A"	8,292	668,004
Mosaic Co.	10,415	265,583

PPG Industries, Inc.	7,219	771,567
Sherwin-Williams Co.	7,429	2,381,366
		21,119,919
Construction Materials 0.2%
CRH PLC	21,591	2,269,646
Martin Marietta Materials, Inc.	1,941	1,142,628
Vulcan Materials Co.	4,273	1,163,538
		4,575,812
Containers & Packaging 0.2%
Amcor PLC	14,804	588,459
Avery Dennison Corp.	2,470	426,519
Ball Corp.	8,624	509,765
International Paper Co.	17,140	611,898
Packaging Corp. of America	2,876	610,345
Smurfit Westrock PLC	16,863	671,990
		3,418,976
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	46,295	2,721,220
Newmont Corp.	35,152	3,805,204
Nucor Corp.	7,367	1,245,760
Steel Dynamics, Inc.	4,446	800,280
		8,572,464
Real Estate 2.0%
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	4,942	229,408
Healthpeak Properties, Inc.	22,358	367,342
Ventas, Inc.	15,298	1,251,070
Welltower, Inc.	22,478	4,444,125
		6,291,945
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	20,844	399,371
Industrial REITs 0.2%
Prologis, Inc.	29,972	3,961,699
Office REITs 0.0%
BXP, Inc.	4,655	241,595
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,360	1,267,905
CoStar Group, Inc.*	13,652	550,722
		1,818,627
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,550	743,243
Camden Property Trust	3,322	324,427
Equity Residential	11,143	659,108
Essex Property Trust, Inc.	2,095	506,990
Invitation Homes, Inc.	18,119	450,257
Mid-America Apartment Communities, Inc.	3,767	460,026
UDR, Inc.	9,646	325,842
		3,469,893
Retail REITs 0.3%
Federal Realty Investment Trust	2,483	263,720
Kimco Realty Corp.	21,639	486,228

Realty Income Corp.	29,626	1,812,519
Regency Centers Corp.	5,282	399,636
Simon Property Group, Inc.	10,474	1,953,715
		4,915,818
Specialized REITs 0.8%
American Tower Corp.	15,080	2,602,506
Crown Castle, Inc.	14,023	1,140,210
Digital Realty Trust, Inc.	10,418	1,877,428
Equinix, Inc.	3,165	3,102,460
Extra Space Storage, Inc.	6,833	896,011
Iron Mountain, Inc.	9,528	973,190
Public Storage	5,095	1,380,134
SBA Communications Corp.	3,456	594,812
VICI Properties, Inc.	34,633	946,174
Weyerhaeuser Co.	23,129	565,041
		14,077,966
Utilities 2.5%
Electric Utilities 1.7%
Alliant Energy Corp.	8,220	589,867
American Electric Power Co., Inc.	17,426	2,284,200
Constellation Energy Corp.	10,038	2,803,111
Duke Energy Corp.	25,064	3,281,880
Edison International	12,394	906,993
Entergy Corp.	14,571	1,637,197
Evergy, Inc.	7,348	601,948
Eversource Energy	12,081	836,972
Exelon Corp.	32,954	1,615,405
FirstEnergy Corp.	16,751	848,606
NextEra Energy, Inc.	67,095	6,231,784
NRG Energy, Inc.	6,841	999,744
PG&E Corp.	70,644	1,241,215
Pinnacle West Capital Corp.	3,848	387,686
PPL Corp.	23,942	914,584
Southern Co.	35,484	3,424,916
Xcel Energy, Inc.	19,056	1,513,809
		30,119,917
Gas Utilities 0.0%
Atmos Energy Corp.	5,327	984,004
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	22,928	323,056
Vistra Corp.	10,288	1,546,595
		1,869,651
Multi-Utilities 0.7%
Ameren Corp.	8,904	978,728
CenterPoint Energy, Inc.	21,038	908,000
CMS Energy Corp.	9,882	766,645
Consolidated Edison, Inc.	11,656	1,319,226
Dominion Energy, Inc.	27,539	1,702,461
DTE Energy Co.	6,691	978,358
NiSource, Inc.	15,441	720,477
Public Service Enterprise Group, Inc.	16,088	1,302,324
Sempra	21,072	2,047,566
WEC Energy Group, Inc.	10,461	1,211,070
		11,934,855

Water Utilities 0.0%
American Water Works Co., Inc.	6,248	850,290
Total Common Stocks (Cost $347,184,252)		1,800,870,928

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.532% (b), 5/7/2026 (c) (Cost $272,002)	273,000	272,006

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e) (Cost $236,000)	236,000	236,000

Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $1,941,982)	1,941,982	1,941,982

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $349,634,236)	100.0	1,803,320,916
Other Assets and Liabilities, Net	0.0	529,261
Net Assets	100.0	1,803,850,177
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e)
461,650	—	225,650 (f)	—	—	154	—	236,000	236,000
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.66% (d)
15,788,796	25,282,563	39,129,377	—	—	46,497	—	1,941,982	1,941,982
16,250,446	25,282,563	39,355,027	—	—	46,651	—	2,177,982	2,177,982

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $367,504, which is 0.02% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $140,275.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	6/18/2026	5	1,640,574	1,642,688	2,114
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,800,870,928	$—	$—	$1,800,870,928
Government & Agency Obligations	—	272,006	—	272,006
Short-Term Investments (a)	2,177,982	—	—	2,177,982
Derivatives (b)
Futures Contracts	2,114	—	—	2,114
Total	$1,803,051,024	$272,006	$—	$1,803,323,030

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DE500-PH1